Unaudited Interim Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024
ASSETS
Non-current assets	€ 179,900	€ 201,020
Intangible assets	23,073	25,258
Right of use assets	18,670	19,232
Property, plant and equipment	123,396	138,883
Deferred tax assets	7,339	9,605
Other non-current assets	7,424	8,041
Current assets	268,329	299,012
Inventories	64,290	53,663
Trade receivables	20,077	35,205
Other current assets	40,499	41,874
Cash and cash equivalents	143,462	168,271
TOTAL ASSETS	448,229	500,032
EQUITY
Share capital	25,778	24,378
Share premium	672,420	647,600
Other reserves	81,380	73,203
Retained earnings/(Accumulated deficit)	(563,928)	(551,682)
Profit/(Loss) for the period	(65,173)	(12,247)
TOTAL EQUITY	150,477	181,253
LIABILITIES
Non-current liabilities	147,271	204,199
Borrowings	108,889	166,521
Lease liabilities	25,447	26,432
Refund liabilities	6,635	6,491
Provisions	2,321	546
Deferred tax liabilities	3,952	4,162
Other non-current liabilities	28	46
Current liabilities	150,481	114,580
Borrowings	58,833	20,852
Trade payables and accruals	30,118	35,522
Income tax liability	290	1,742
Tax and Employee-related liabilities	18,700	19,458
Lease liabilities	2,674	2,508
Contract liabilities	423	3,010
Refund liabilities	21,338	19,650
Provisions	10,572	6,686
Other current liabilities	7,531	5,152
TOTAL LIABILITIES	297,752	318,779
TOTAL EQUITY AND LIABILITIES	€ 448,229	€ 500,032